Write-down of Assets (Details) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel
Impaired Long-Lived Assets Held and Used [Line Items]
Operating Lease, Impairment Loss | $	$ 1.4	$ 2.1
Aframax Tanker
Impaired Long-Lived Assets Held and Used [Line Items]
Number Of Vessels | vessel	5	5
Asset Impairment Charges | $	$ 43.5	$ 43.5
Number Of Vessels impaired | vessel	5	5